Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting
22.	SEGMENT REPORTING

The Company has three reportable segments, namely digital entertainment, e-commerce and digital financial services. The Chief Operation Decision Maker (“CODM”) reviews the performance of each segment based on revenue and certain key operating metrics of the operations and uses these results for the purposes of allocating resources to and evaluating financial performance of each segment.

Description of Reportable Segments

Digital entertainment—digital entertainment platform offers users easy access to highly engaging, localized and exclusive content online. High quality games are curated from leading international game developers, which are subsequently localized to best suit the users’ preferences in each market. Access to game-related content are also offered through game forums, group voice chat, live streaming and other user socializing functions on the Garena mobile app and desktop application. Garena is also the leading catalyst of the growth of eSports operations and organizes eSports competitions and professional leagues for its users.

E-commerce—Shopee platform operates a third-party marketplace through the Shopee mobile app and websites that connects buyers and sellers. Shopee provides its users a safe and trusted experience through its escrow services, Shopee Guarantee that is supported by integrated payment and third-party logistics capabilities.

Digital financial services— digital financial services platform provides a variety of financial services to individuals and businesses, including e-wallet and payment services through the AirPay mobile app and AirPay counter applications on mobile phones or computers. AirPay also provides payment processing services for Shopee and acts as a payment processing platform for Garena’s prepaid cards.

A combination of multiple business activities that does not meet the quantitative thresholds to qualify as reportable segments are grouped together as “Other services”.

With the continuous growth and maturity of the business, the CODM focuses and emphasizes on the revenue and profitability of the major operating segments and correspondingly, the segment reporting was revised to include operating results of the respective segments. The 2016 segment information has been restated to conform to the current year presentation.

Information about segments for the years ended December 31, 2016 and 2017 presented were as follows:

	For the Year ended December 31, 2017
	Digital Entertainment	E-Commerce	Digital Financial Services	Other Services	Unallocated expenses(1)	Consolidated
	$	$	$	$	$	$
Revenue	365,167	9,034	16,270	23,719	—	414,190

Operating income (loss)	45,637	(452,233)	(38,038)	(21,199)	(36,523)	(502,356)

Non-operating loss, net						(46,153)
Income tax expense						(10,745)
Share of results of equity investees						(1,912)

Net loss						(561,166)

	For the Year ended December 31, 2016
	Digital Entertainment	E-Commerce	Digital Financial Services	Other Services	Unallocated expenses(1)	Consolidated
	$	$	$	$	$	$
Revenue	327,985	—	5,892	11,793	—	345,670

Operating income (loss)	45,525	(172,409)	(34,407)	(12,320)	(31,778)	(205,389)

Non-operating income, net						8,503
Income tax expense						(8,546)
Share of results of equity investees						(19,523)

Net loss						(224,955)

(1)	Unallocated expenses are mainly relating to share-based compensation, general and corporate administrative costs, such as professional fees and other miscellaneous items, that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.

Revenue from external customers is classified based on the geographical locations where the services were provided.

	For the Year Ended December 31,
	2015	2016	2017
	$	$	$
Revenue
Indonesia	9,601	23,023	24,120
Taiwan	101,731	109,652	122,647
Thailand	105,607	119,969	133,782
Vietnam	45,809	61,354	98,009
Rest of the world	29,376	31,672	35,632

Consolidated revenue	292,124	345,670	414,190

Long-lived assets mainly consist of property and equipment and intangible assets.

	As at December 31,
	2016	2017
	$	$
Long-lived assets
Indonesia	12,566	9,906
Singapore	29,546	46,009
Taiwan	6,261	9,530
Thailand	6,240	12,668
Vietnam	2,901	26,874
Rest of the world	3,572	6,694

	61,086	111,681

No single customer accounted for 10 percent or more of the Company’s total revenue for the years ended December 31, 2015, 2016 and 2017.